Intangible assets - Discount rates and terminal growth rates (Details)	Dec. 31, 2024
Banking | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.50%
Growth rate used to extrapolate cash flow projections	0.00%
Banking | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	15.20%
Growth rate used to extrapolate cash flow projections	2.00%
Credit card | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.30%
Growth rate used to extrapolate cash flow projections	1.00%
Credit card | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	16.10%
Growth rate used to extrapolate cash flow projections	2.00%
Securities
Disclosure of detailed information about intangible assets [line items]
Discount rate	17.20%
Growth rate used to extrapolate cash flow projections	2.00%
Others
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Others | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.40%
Others | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.60%
Life insurance [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	3.92%
Life insurance [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	4.55%